Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Amortization of Intangible Assets [Line Items]
Future amortization expense of intangible assets	$ 50,658	$ 52,057
2024 [Member]
Schedule of Estimated Future Amortization of Intangible Assets [Line Items]
Future amortization expense of intangible assets	13,136
2025 [Member]
Schedule of Estimated Future Amortization of Intangible Assets [Line Items]
Future amortization expense of intangible assets	11,040
2026 [Member]
Schedule of Estimated Future Amortization of Intangible Assets [Line Items]
Future amortization expense of intangible assets	9,011
2027 [Member]
Schedule of Estimated Future Amortization of Intangible Assets [Line Items]
Future amortization expense of intangible assets	6,338
2028 and thereafter [Member]
Schedule of Estimated Future Amortization of Intangible Assets [Line Items]
Future amortization expense of intangible assets	$ 11,133